Intangible Assets - Schedule of Changes in Technology Based Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	R 19
Balance at end of year	13	R 19
Technology-based assets
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	19
Balance at end of year	13	19
Technology-based assets | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	48	33
Fully depreciated assets no longer in use derecognised	10	0
Transfers and other movements	0	6
Additions	1	9
Balance at end of year	39	48
Technology-based assets | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(29)	(21)
Fully depreciated assets no longer in use derecognised	(10)	0
Amortisation charge	7	8
Balance at end of year	R (26)	R (29)